INVENTORIES (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of INVENTORIES [Line Items]
Raw materials	¥ 6,761	¥ 4,741
Work in progress	244	244
Finished goods	37,548	34,117
Inventories	37,040	31,589
Inventory gross
Disclosure Of INVENTORIES [Line Items]
Inventories	44,553	39,102
Inventory impairment provision
Disclosure Of INVENTORIES [Line Items]
Inventories	¥ (7,513)	¥ (7,513)